CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Contract Liabilities
SCHEDULE OF MOVEMENT IN CONTRACT LIABILITIES

Movement in contract liabilities:

	December 31,
	2023	2024	2024
	SGD’000	SGD’000	USD’000
As of January 1,	4,319	6,960	5,094
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(140)	(4,609)	(3,374)
Increase in contract liabilities as a result of receiving forward sales deposits and instalments during the year in respect of machines still under production	2,781	4,309	3,155

As of December 31,	6,960	6,660	4,875